ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following as of December 31:

	2019	2018
Trade	$9,369,733	$8,264,045
Finance	147,893	148,378
Other	—	229,577
	9,517,626	8,642,000
Less: allowance for doubtful accounts	1,034,919	176,190
	$8,482,707	$8,465,810